Document and Entity Information	9 Months Ended
Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Moxian, Inc.
Entity Central Index Key	0001516805
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016